Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets
Intangible assets

16 Intangible assets

	2019			2018
	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
Cost	£m	£m	£m	£m	£m	£m
At 1 January	18,164	2,024	20,188	18,039	2,259	20,298
Currency translation and other adjustments	(180)	2	(178)	77	9	86
Acquisition of subsidiaries	1	—	1	48	2	50
Additions	—	380	380	—	364	364
Disposals and write-off of fully amortised assets (2)	(8,005)	(113)	(8,118)	—	(610)	(610)
At 31 December	9,980	2,293	12,273	18,164	2,024	20,188
Accumulated amortisation and impairment
At 1 January	12,558	1,014	13,572	12,481	1,274	13,755
Currency translation and other adjustments	(180)	1	(179)	77	5	82
Disposals and write-off of fully amortised assets	(8,005)	(72)	(8,077)	—	(573)	(573)
Charge for the year	—	291	291	—	271	271
Impairment of goodwill and other intangible assets	—	44	44	—	37	37
At 31 December	4,373	1,278	5,651	12,558	1,014	13,572
Net book value at 31 December	5,607	1,015	6,622	5,606	1,010	6,616

Notes:

(1)	Principally internally generated software.
(2)	Goodwill that arose on the acquisition of ABN AMRO Holding N.V..

Intangible assets other than goodwill are reviewed for indicators of impairment. In 2019 £44 million (2018 - £37 million) of previously capitalised software was impaired primarily as a result of software which is no longer expected to yield future economic benefit.

RBS Group’s goodwill acquired in business combinations analysed by reportable segment is in Note 4, Segmental analysis. It is reviewed annually at 31 December for impairment. No impairment was indicated at 31 December 2019 or 2018.

Impairment testing involves the comparison of the carrying value of each cash-generating unit (CGU) with its recoverable amount. The carrying values of the segments reflect the equity allocations made by management which are consistent with RBS Group’s capital targets.  In 2018, the methodology was enhanced to reflect legal entity changes in RBS Group. Consequently certain corporate assets, represented primarily by bonds and liquidity assets in Treasury, are no longer considered to be directly attributable or directly available to the CGUs. These assets are, therefore, not included in the carrying value of the CGUs, resulting in an increase in the available headroom for some CGUs. Recoverable amount is the higher of fair value and value in use. Value in use is the present value of expected future cash flows from the CGU. Fair value is the price that would be received to sell an asset in an orderly transaction between market participants. The recoverable amounts for all CGUs at 31 December 2019 were based on value in use, using management's latest five-year revenue and cost forecasts. The long-term growth rates have been based on expected nominal growth of the CGUs. The pre-tax risk discount rates are based on those observed to be applied to businesses regarded as peers of the CGUs.

Critical accounting policy: Goodwill

Critical estimates

Impairment testing involves a number of judgemental areas: the preparation of cash flow forecasts for periods that are beyond the normal requirements of management reporting; the assessment of discount rates appropriate to each business; estimation of the fair value of the CGUs; and the valuation of separable assets of each business whose goodwill is reviewed.

The sensitivity to the more significant variables in each assessment is presented below.

The table below has not been restated for the re-segmentation which transferred Business Banking from UK Personal & Business Banking to Commercial Banking. The impact was a transfer of £0.7 billion goodwill from UK Personal & Business Banking (now UK Personal Banking) to Commercial Banking. This re-segmentation has improved the headroom of Commercial Banking (including Business Banking) by approximatively £4.2 billion and reduced the headroom of UK Personal Banking by the equivalent amount without generating any impairment of the goodwill in the CGUs impacted.

					Consequential impact of 1%		Consequential impact of 5%		Break
		Assumptions		Recoverable	adverse movement		adverse movement		even
		Terminal	Pre-tax	amount exceeded	Discount	Terminal	Forecast	Forecast	discount
	Goodwill	growth rate	discount rate	carrying value	rate	growth rate	Income	cost	rate
31 December 2019	£bn	%	%	£bn	£bn	£bn	£bn	£bn	%
UK Personal Banking	2.7	1.6	13.3	8.7	(2.2)	(1.0)	(2.1)	(0.9)	16.3
Commercial Banking	2.6	1.6	13.4	4.1	(1.8)	(0.7)	(2.1)	(1.1)	12.7
RBS International	0.3	1.6	12.0	2.1	(0.5)	(0.3)	(0.4)	(1.2)	16.8

31 December 2018
UK Personal & Business Banking	3.4	1.8	13.1	14.4	(2.2)	(1.4)	(4.0)	(1.7)	27.7
Commercial & Private Banking	1.9	1.8	13.0	4.5	(1.2)	(0.8)	(2.3)	(1.0)	17.6
RBS International	0.3	1.8	12.9	0.7	(0.2)	(0.2)	(0.4)	(0.1)	18.5